Property, Plant and Equipment - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	$ 615		$ 550
AB InBev's net capital expenditures in the statement of cash flow	1,972	$ 1,579
Property plant and equipment	$ 25,451		27,184
Production facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of capital expenditures property plant and equipment	34.00%
Logistics and commercial investments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of capital expenditures property plant and equipment	26.00%
Administrative capabilities and purchase of hardware and software [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of capital expenditures property plant and equipment	40.00%
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	$ 8,803		9,228
Gross carrying amount [member] | Restrictions [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, restrictions on title	10
Gross carrying amount [member] | Land and buildings [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	$ 279		$ 300